KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

No Load Class

Supplement dated August 7, 2009,
to the Prospectus dated April 30, 2009

Effective immediately, David Kingsley will co-manage The Multi-Disciplinary Fund.  As a result of this change, the first paragraph of the section titled, “Members of the Investment Team” on page 59 of the Prospectus is deleted and replaced with the following:

Members of the Investment Team

Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through an investment team.  The following persons are members of the team:  Peter B. Doyle, Bruce P. Abel, David Kingsley, Paul Mampilly, Murray Stahl and Steven Tuen.  Each person’s role varies from Portfolio to Portfolio.  The person(s) identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

Additionally, the first paragraph regarding the Multi-Disciplinary Portfolio on page 61 of the Prospectus is deleted and replaced with the following:

The lead co-portfolio managers of the Multi-Disciplinary Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Kingsley, who began managing the Portfolio in August 2009.  Mr. Kingsley has been an analyst on the Fund since its inception.  Mr. Kingsley has also served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Kingsley and Mr. Stahl.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

Advisor Classes

Supplement dated August 7, 2009,
to the Prospectus dated April 30, 2009

Effective immediately, David Kingsley will co-manage The Multi-Disciplinary Fund.  As a result of this change, the first paragraph of the section titled, “Members of the Investment Team” on page 62 of the Prospectus is deleted and replaced with the following:

Members of the Investment Team

Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through an investment team.  The following persons are members of the team:  Peter B. Doyle, Bruce P. Abel, David Kingsley, Paul Mampilly, Murray Stahl and Steven Tuen.  Each person’s role varies from Portfolio to Portfolio.  The person(s) identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

Additionally, the paragraph regarding the Multi-Disciplinary Portfolio on pages 63 and 64 of the Prospectus is deleted and replaced with the following:

The lead co-portfolio managers of the Multi-Disciplinary Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Kingsley, who began managing the Portfolio in August 2009.  Mr. Kingsley has been an analyst on the Fund since its inception.  Mr. Kingsley has also served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Kingsley and Mr. Stahl.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

Institutional Class

Supplement dated August 7, 2009
to the Prospectus dated April 30, 2009

Effective immediately, David Kingsley will co-manage The Multi-Disciplinary Fund.  As a result of this change, the first paragraph of the section titled, “Members of the Investment Team” on page 61 of the Prospectus is deleted and replaced with the following:

Members of the Investment Team

Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through an investment team.  The following persons are members of the team:  Peter B. Doyle, Bruce P. Abel, David Kingsley, Paul Mampilly, Murray Stahl and Steven Tuen.  Each person’s role varies from Portfolio to Portfolio.  The person(s) identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

Additionally, the second to last paragraph regarding the Multi-Disciplinary Portfolio on page 62 of the Prospectus is deleted and replaced with the following:

The lead co-portfolio managers of the Multi-Disciplinary Portfolio are Mr. Doyle and Mr. Stahl, who have been managing the Portfolio since its inception, and Mr. Kingsley, who began managing the Portfolio in August 2009.  Mr. Kingsley has been an analyst on the Fund since its inception.  Mr. Kingsley has also served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.  Each team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle, Mr. Kingsley and Mr. Stahl.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Multi-Disciplinary Fund

No Load, Advisor, and Institutional Classes

Supplement dated August 7, 2009,
to the Statement of Additional Information (“SAI”)
dated April 30, 2009

Effective immediately, David Kingsley will co-manage The Multi-Disciplinary Fund.  As a result of this change, the following disclosure is added to the section titled, “Portfolio Managers” beginning on page 38 of the SAI.

Mr. David Kingsley
Mr. Kingsley serves as a Co-Portfolio Manager for the Multi-Disciplinary Portfolio and is a member of the investment team for each other Portfolio.  The following provides information regarding other accounts managed by Mr. Kingsley as of July 31, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0

Other Pooled Investment Vehicles	2	$65.0 Million	2	$65.0 Million

Other Accounts	0	$0	0	$0

Additionally, the table titled, “Dollar Range of Equity Securities in the Funds Beneficially Owned” on page 41 of the SAI is amended to show that as of July 31, 2009, Mr. Kingsley does not beneficially own shares of The Multi-Disciplinary Fund.

PLEASE RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE